RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of balances due from related parties

As of July 31, 2019 and 2018, the balances due from related parties were as follows:

		As of July 31,
Due from a related party:	Relationship	2019	2018
Shenzhen Haorong Guarantee Co., Ltd. (“Haorong”)	An affiliate controlled by the Company’s major shareholder	$—	$14,966